Share capital and reserves - Finders' and underwriters warrants (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023	Dec. 31, 2024 $ / shares shares
Share capital and reserves
Exercise price | $ / shares			$ 3.82
Number of outstanding | shares	50,298		50,298
Average remaining contractual life	2 years 2 months 26 days	3 years 3 months
Finders' warrants
Share capital and reserves
Number of Warrants | shares	50,298		50,298
Weighted Average Exercise price | $ / shares	$ 23.57
Exercise Price 42.30
Share capital and reserves
Exercise price | $ / shares	$ 42.3
Number of outstanding | shares	6,377		6,377
Expiry date	February 9, 2026
Average remaining contractual life	1 year 1 month 9 days
Exercise Price 42.93
Share capital and reserves
Exercise price | $ / shares	$ 42.93
Number of outstanding | shares	16,144		16,144
Expiry date	October 15, 2026
Average remaining contractual life	1 year 9 months 14 days
Exercise price 10.98
Share capital and reserves
Exercise price | $ / shares	$ 10.98
Number of outstanding | shares	27,777		27,777
Expiry date	October 7, 2027
Average remaining contractual life	2 years 9 months 7 days